VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Jun. 30, 2023
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts of the assets and liabilities related to the consolidated and unconsolidated VIEs

The table below displays the carrying amounts of the assets and liabilities related to the consolidated VIEs as of June 30, 2023 and 2022 (in thousands):

	June 30,
Consolidated – LRE Cayman	2023	2022
Assets	¥—	¥—
Liabilities	6,969	6,481
Equity	(6,969)	(6,481)
Total liabilities and equity	¥—	¥—

	June 30,
Consolidated – Sojiya Japan	2023	2022
Assets	¥401	¥472
Liabilities	—	—
Equity	401	472
Total liabilities and equity	¥401	¥472

(Japanese yen in thousands)	June 30,
Unconsolidated – JP Shuhan	2023	2022
Assets	¥12,773	¥10,511
Liabilities	4,015	3,428
Equity	8,758	7,083
Total liabilities and equity	¥12,773	¥10,511